Stock-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Compensation Related Costs [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

Stock Option Plan

On August 8, 2018, the Board and stockholders holding a majority of our voting power approved the RocketFuel Blockchain, Inc., 2018 Stock Incentive Plan (the “2018 Plan”), which plan enables us to make awards that qualify as performance-based compensation. Under the terms of the 2018 Plan, the options will (i) be incentive stock options, (ii) have an exercise price equal to the fair market value per share of our common stock on the date of grant as determined by an independent valuation by a qualified appraiser, (iii) have a term of 10 years, (iv) vest and become exercisable pursuant to the terms set forth in the grantees stock option agreement, (v) be subject to the exercise, forfeiture and termination provisions set forth in the 2018 Plan and (vi) otherwise be evidenced by and subject to the terms of our standard form of stock option agreement. We initially reserved 2,000,000 shares of our common stock for issuance in connection with awards under the plan. On September 15, 2020 and March 18, 2021, our board of directors unanimously resolved to amend the 2018 Plan to increase the number of shares of our common stock available for grant to 4,000,000 shares and 6,000,000 shares, respectively. As of June 30, 2021 and March 31, 2021 there were 500,415 shares and 502,230 shares, respectively, of our common stock available for grant pursuant to the 2018 Plan. As of the date of the filing of this Quarterly Report on Form 10-Q, we had not yet solicited votes from our stockholders to approve the increase in the number of shares of our common stock available for grant pursuant to the 2018 Plan.

Service-Based Stock Option Grants

From August 8, 2018 through June 30, 2021, we granted service-based options to employees and consultants, pursuant to the 2018 Plan, exercisable into a total of 4,899,585 shares of our common stock. In determining the fair value of the service-based options granted during the period from August 8, 2018 through June 30, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.08 - $2.75
Grant date fair market value per share	$1.08 - $2.75
Expected term of option in years	6.25
Expected volatility	40.3% to 219.2%
Expected dividend rate	0.00%
Risk free interest rate	0.42% to 2.83%

During the three months ended June 30, 2021, we granted service-based options to one employee, pursuant to the 2018 Plan, exercisable into a total of 1,815 shares of our common stock. In determining the fair value of the service-based options granted during the three months June 30, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.45 - $2.75
Grant date fair market value per share	$1.45 - $2.75
Expected term of option in years	6.25
Expected volatility	218.1% to 219.2%
Expected dividend rate	0.00%
Risk free interest rate	0.81% to 0.89%

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

(UNAUDITED)

Activity under the 2018 Plan for all service-based stock options for the three months ended June 30, 2021 are as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Granted	1,815	$2.06	10.0	-
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of June 30, 2021	4,899,585	$1.08	8.15	$1,812,101
Options exercisable as of June 30, 2021	1,269,575	$1.08	8.15	$469,669
Options vested or expected to vest as of June 30, 2021	1,269,575	$1.08	8.15	$469,669

As of June 30, 2021 and March 31, 2021 there were 500,415 shares and 502,230 shares, respectively, of our common stock available for grant pursuant to the 2018 Plan. There were no options granted, exercised or cancelled/forfeited during the three months ended June 30, 2020.

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the closing price of the common stock on June 30, 2021 of $1.45 and the exercise price of each in-the-money option) that would have been received by the option holders had all option holders exercised their options on June 30, 2021. There were no service-based stock options exercised under the 2018 Plan for the three months ended June 30, 2021 and 2020.

For the three months ended June 30, 2021 and 2020, we recorded stock-based compensation expense for service-based stock options pursuant to the 2018 Plan in the amount of $291,492 and $0, respectively. As of June 30, 2021, we had $3,782,094 of unrecognized stock-based compensation cost related to service-based stock options.

Performance-Based Stock Option Grants

We also granted performance-based options pursuant to the 2018 Plan to Rohan Hall, our chief technology officer, which are exercisable into 600,000 shares of our common stock subject to certain designated milestones. On March 18, 2021, our Board of Directors determined that Mr. Hall earned all of the performance-based options effective February 1, 2021. The Board of Directors also entered into a resolution whereby 75,000 shares of our common stock underlying the performance-based options would vest immediately and 525,000 shares of our common stock underlying the performance-based option would vest ratably over a 48 month period with the first vesting date being February 1, 2021.

In determining the fair value of the performance-based options granted Mr. Hall on September 14, 2020 and earned effective February 1, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Performance -Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

(UNAUDITED)

Activity under the 2018 Plan for all performance-based stock options for the three months ended June 30, 2021 is as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Granted	-
Exercised	-
Cancelled or forfeited	-
Options outstanding as of June 30, 2021	600,000	$1.08	9.21	$222,026
Options exercisable as of June 30, 2021	118,752	$1.08	9.21	$43,964
Options vested or expected to vest as of June 30, 2021	118,752	$1.08	9.21	$43,964

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the closing price of the common stock on June 30, 2021 of $1.45 and the exercise price of each in-the-money option) that would have been received by the option holders had all option holders exercised their options on June 30, 2021. There were no performance-based stock options exercised under the 2018 Plan for the three months ended June 30, 2021.

For the three months ended June 30, 2021 and 2020, we recorded performance-based compensation expense for performance-based stock options pursuant to the 2018 Plan in the amount of $25,404 and $0, respectively. As of June 30, 2021, we had $372,571 of unrecognized stock-based compensation cost related to performance-based stock options.

8. Stock-Based Compensation

Stock Option Plan

On August 8, 2018, the Board and stockholders holding a majority of our voting power approved the RocketFuel Blockchain, Inc., 2018 Stock Incentive Plan (the “2018 Plan”), which plan enables us to make awards that qualify as performance-based compensation. Under the terms of the 2018 Plan, the options will (i) be incentive stock options, (ii) have an exercise price equal to the fair market value per share of our common stock on the date of grant as determined by an independent valuation by a qualified appraiser, (iii) have a term of 10 years, (iv) vest and become exercisable pursuant to the terms set forth in the grantees stock option agreement, (v) be subject to the exercise, forfeiture and termination provisions set forth in the 2018 Plan and (vi) otherwise be evidenced by and subject to the terms of our standard form of stock option agreement. We initially reserved 2,000,000 shares of our common stock for issuance in connection with awards under the plan. On September 15, 2020 and March 18, 2021, our board of directors unanimously resolved to amend the 2018 Plan to increase the number of shares of our common stock available for grant to 4,000,000 shares and 6,000,000 shares, respectively. As of March 31, 2021 there were 502,430 shares of our common stock available for grant pursuant to the 2018 Plan. As of the date of the filing of this Annual Report on Form 10-K, we had not yet solicited votes from our stockholders to approve the increase in the number of shares of our common stock available for grant pursuant to the 2018 Plan.

Stock Option Re-Pricing

On August 8, 2018, our Board of Directors approved the grant of service-based options to purchase 500,000 shares of our common stock to Mr. Bennett J. Yankowitz, our chief financial officer and a director, pursuant to an exemption under Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the terms of the option agreement, these options are exercisable immediately on the date of grant at an exercise price of $3.00 per share and are exercisable for a term of 10 years from the date of grant. In determining the fair value of the stock option, we used the Black-Scholes pricing model having the following assumptions: i) stock option exercise price of $3.00; ii) fair market value of our common stock of $4.00, which was based on available valuation factors made available to us during the period from the date of grant through the end of our fiscal quarter ended September 30, 2018; iii) expected term of option of 7 years; iv) expected volatility of our common stock of approximately 40%; v) expected dividend rate of 0.0%; and vi) risk-free interest rate of approximately 2.80%. As a result, we recorded stock-based compensation of $1,100,350 during the fiscal year ended March 31, 2019.

On March 18, 2021, our Board of Directors approved the re-pricing of the exercise price of these shares from $3.00 per share to $1.08 per share. The exercise price of $1.08 per share was based on a valuation report prepared in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718 – Stock Compensation (“ASC 718”) by an independent appraiser as of November 12, 2020. All other terms of this stock option grant were unchanged. As a result, we recorded an additional $489,064 of stock-based compensation during the fiscal year ended March 31, 2021. As of March 31, 2021, total amortized stock-based compensation in connection with this stock option was $1,589,414 and is recorded in additional paid-in capital.

Service-Based Stock Option Grants

In addition to the service-based option granted to Mr. Yankowitz in August 2018 exercisable into a total of 500,000 shares of our common stock, we also granted service-based options, pursuant to the 2018 Plan, exercisable into a total of 4,397,570 of our common stock service-based options pursuant to our employees during the fiscal year ended March 31, 2021.

In determining the fair value of the service-based options granted during the fiscal year ended March 31, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.08-$1.32
Grant date fair market value per share	$1.08 - $1.96
Expected term of option in years	6.25
Expected volatility	85.0% to 214.5%
Expected dividend rate	0.00%
Risk free interest rate	0.42% to 0.84%

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

Activity under the 2018 Plan for all service-based stock options for the fiscal year ended March 31, 2021 and 2020 are as follows:

	Options Outstanding	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options outstanding as of April 1, 2019	500,000	$1.08	9.33	$120,000
Granted	-	-
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2020	500,000	$1.08	8.33	$120,000
Granted	4,397,770	$1.08
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2021	4,897,770	$1.08	9.63	$1,175,417
Options exercisable as of March 31, 2021	992,641	$1.08	9.63	$258,811
Options vested or expected to vest as of March 31, 2021	992,641	$1.08	9.63	$258,811

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the closing price of the common stock on March 31, 2021 of $1.32 and the exercise price of each in-the-money option) that would have been received by the option holders had all option holders exercised their options on March 31, 2021. There were no service-based stock options exercised under the 2018 Plan for the fiscal years ended March 31, 2021 and 2020.

For the fiscal years ended March 31, 2021 and 2020, we recorded stock-based compensation expense for service-based stock options pursuant to the 2018 Plan in the amount of $1,023,672, inclusive of the additional stock-based compensation of $489,064 recorded in connection with the re-pricing of Mr. Yankowitz’ August 8, 2028 stock option, and $0, respectively. As of March 31, 2021, we had $4,069,865 of unrecognized stock-based compensation cost related to service-based stock options.

Performance-Based Stock Option Grants

We also granted performance-based options pursuant to the 2018 Plan to Mr. Hall which are exercisable into 600,000 shares of our common stock subject to certain designated milestones. On March 18, 2021, our Board of Directors determined that Mr. Hall earned all of the performance-based options effective February 1, 2021. The Board of Directors also entered into a resolution whereby 75,000 shares of our common stock underlying the performance-based options would vest immediately and 525,000 shares of our common stock underlying the performance-based option would vest ratably over a 48 month period with the first vesting date being February 1, 2021.

In determining the fair value of the performance-based options granted Mr. Hall on September 14, 2020 and earned effective February 1, 2021, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Performance -Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2021

Activity under the 2018 Plan for all performance-based stock options for the fiscal year ended March 31, 2021 is as follows:

	Options Outstanding	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Options outstanding as of April 1, 2020	-	$-	-	$-
Granted	600,000	1.08
Exercised	-	-
Cancelled or forfeited	-	-
Options outstanding as of March 31, 2021	600,000	$1.08	9.83	$144,000
Options exercisable as of March 31, 2021	85,938	$1.08	9.83	$20,625
Options vested or expected to vest as of March 31, 2021	85,938	$1.08	9.83	$20,625

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the closing price of the common stock on March 31, 2021 of $1.32 and the exercise price of each in-the-money option) that would have been received by the option holders had all option holders exercised their options on March 31, 2021. There were no performance-based stock options exercised under the 2018 Plan for the fiscal years ended March 31, 2021.

For the fiscal years ended March 31, 2021, we recorded stock-based compensation expense for performance-based stock options pursuant to the 2018 Plan in the amount of $66,531. As of March 31, 2021, we had $397,975 of unrecognized stock-based compensation cost related to performance-based stock options. There was no performance-based stock option activity during the fiscal year ended March 31, 2020.

CEO Warrant

On February 15, 2021, we issued a warrant to purchase 265,982 shares of our common stock to our chief executive officer at an exercise price of $1.00 per share. Pursuant to the terms of the agreement, this warrant was exercisable immediately on the date of issuance and have a term of 10 years from the date of issuance. In determining the fair value of the warrant, we used the Black-Scholes pricing model having the following assumptions: i) warrant exercise price of $1.00; ii) fair market value of our common stock of $1.4, which was based on the closing price as quoted by OTC Markets on the date of issuance; iii) expected term of option of 6.25 years; iv) expected volatility of our common stock of approximately 214.4%; v) expected dividend rate of 0.0%; and vi) risk-free interest rate of approximately 0.54%. As a result, we recorded stock-based compensation of $370,131 during the fiscal year ended March 31, 2021.